Income Tax Expense (Recovery) - Components of Provision for Income Tax (Expense) Recovery (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Current	$ 16,408	$ (3,219)	$ 12,622	$ (8,072)
Deferred	767	(185)	761	(368)
Income tax recovery (expense)	$ 17,175	$ (3,404)	$ 13,383	$ (8,440)